Basis of Semiannual Condensed Consolidated Financial Statements	6 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Basis of Condensed Consolidated Financial Statements	BASIS OF CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
Description of Business
Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for MUFG Bank, Ltd. (“MUFG Bank” or “BK”), Mitsubishi UFJ Trust and Banking Corporation (“Mitsubishi UFJ Trust and Banking” or “TB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“Mitsubishi UFJ Securities Holdings”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. Mitsubishi UFJ Securities Holdings is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“Mitsubishi UFJ Morgan Stanley Securities”). Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 17 for more information by business segment.
Basis of Financial Statements
The accompanying condensed consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying condensed consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). In certain respects, the accompanying condensed consolidated financial statements reflect adjustments to conform with U.S. GAAP and therefore are not included in the consolidated financial statements issued by MUFG in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) and certain of its subsidiaries in accordance with the corresponding applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions. The accompanying condensed semiannual consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2023. Certain information that would be included in annual financial statements but is not required for reporting purposes under U.S. GAAP has been omitted or condensed.
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Accounting Changes
Troubled Debt Restructurings and Vintage Disclosures—In March 2022, the Financial Accounting Standards Board (“FASB”) issued new guidance which eliminates the accounting and disclosure requirements for Troubled Debt Restructurings (“TDRs”) by creditors and introduces new required disclosures for loan modifications made to borrowers experiencing financial difficulty. The guidance also amends the requirement for vintage disclosures to disclose current period gross charge-offs by year of origination. This guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The guidance should be applied prospectively, except for requirements related to the recognition and measurement of TDRs, for which entities have the option to apply a modified retrospective transition method. The MUFG Group adopted the guidance on April 1, 2023, using the modified retrospective transition method on the requirements related to the recognition and measurement of TDRs, and there was no material impact on its financial position and results of operations. The allowance for modified loans is mainly measured using a discounted cash flow methodology that utilizes a discount rate based on the post-modification contractual interest rate, other than those in the Card segment, for which the allowance is measured using collectively-assessed allowance methodology.
Recently Issued Accounting Pronouncements
Fair Value Measurement of Equity Securities Subject to Contractual Sale Restriction—In June 2022, the FASB issued new guidance which clarifies the guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security. The guidance also introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value. This guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The
MUFG Group is currently evaluating what effect this guidance will have on its consolidated financial statements and related disclosures.